Key management personnel compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Key Management Personnel Compensation
Key management personnel compensation

17. Key management personnel compensation

Key management personnel remuneration included within employee expenses for the three and nine months ended 31 March 2025 and 2024 is shown below:

	Three Months Ended 31 March
	2025	2024
	AUD$	AUD$
Short-term employee benefits	$72,169	$90,000
Post-employment benefits	8,299	9,900
Total	$80,468	$99,900

	Nine Months Ended 31 March
	2025	2024
	AUD$	AUD$
Short-term employee benefits	$314,323	$213,602
Post-employment benefits	36,147	23,160
Total	$350,470	$236,762

21 Key management personnel compensation

Key management personnel remuneration included within employee expenses for the year is shown below:

	2024	2023
	AUD$	AUD$
Short-term employee benefits	236,154	134,407
Post-employment benefits	27,158	13,441
	263,312	147,848